Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
ORIP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Related-Party Transactions
Certain investments of the Plan are managed by Fidelity. Fidelity is the trustee of the Plan and, therefore, these transactions are party-in-interest transactions. Additionally, a portion of the Plan's assets is invested in Oceaneering Stock. Because Oceaneering is the Plan sponsor, transactions involving Oceaneering Stock are party-in-interest transactions. All of these transactions are exempt from the prohibited transactions rules under ERISA pursuant to an exemption set forth in those rules.